T. ROWE PRICE Virginia Tax-Free Bond Fund
May 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Westrock  — 13
Total Common Stocks (Cost $15) 13
MUNICIPAL SECURITIES 98.8%
DISTRICT OF COLUMBIA  10.9%
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,469
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,174
Metropolitan Washington Airports Auth., 5.00%, 10/1/42 (1) 5,000 5,073
Metropolitan Washington Airports Auth., Series 2021A, 4.00%,
10/1/38 (1) 3,960 3,877
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 1,415 1,358
Metropolitan Washington Airports Auth., Series A, 4.50%,
10/1/53 (1) 1,500 1,457
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (1) 2,530 2,532
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (1) 4,000 4,002
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 2,000 2,140
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 5,930 6,136
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 1,930 1,983
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/46 (1) 20,940 21,600
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/42 (1) 5,115 5,488
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 4,630 4,950
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/53 (1) 6,000 6,289
Metropolitan Washington Airports Auth., Series B, 4.00%,
10/1/37  2,470 2,505
Metropolitan Washington Airports Auth., Series B, 4.00%,
10/1/38  2,565 2,573
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33 (1) 6,450 6,513
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/35 (1) 7,000 7,067
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 3.00%, 10/1/53 (2) 4,000 2,836

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,054
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,051
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,088
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  2,250 2,345
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  14,965 15,389
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,875 2,038
Washington Metropolitan Area Transit Auth., 5.00%, 7/15/43  6,705 7,235
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  5,550 6,165
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  4,000 4,356
136,743
PUERTO RICO  5.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (3) 4,612 2,859
Puerto Rico Commonwealth, GO, VR, 11/1/51 (3) 4,762 3,000
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,545 2,650
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  212 212
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 1,111
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  3,145 3,138
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  2,151 2,107
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,378 2,300
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,366 1,265
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,451 1,463
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,263 2,364
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,888 3,105
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (5)(6) 30 8
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (5)(6) 2,775 729
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (5)
(6) 365 96

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (5)
(6) 1,100 289
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (5)(6) 50 13
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (5)(6) 105 28
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (5)(6) 115 30
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (5)
(6) 150 39
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (5)
(6) 600 158
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (5)
(6) 195 51
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (5)
(6) 240 63
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (5)
(6) 30 8
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (5)
(6) 1,420 373
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (5)
(6) 145 38
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (5)
(6) 125 33
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (5)
(6) 55 15
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (5)
(6) 145 38
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (5)
(6) 115 30
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (5)
(6) 35 9
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (5)
(6) 65 17
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (5)
(6) 630 165
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (5)
(6) 50 13
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (5)
(6) 550 144
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (5)
(6) 140 37
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (5)
(6) 50 13
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  15,203 15,037

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  5,455 5,437
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  13,359 13,271
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,300 3,255
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  2,650 836
65,847
VIRGINIA  82.6%
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/43  6,070 6,616
Albemarle County Economic Dev. Auth., Sentara Martha
Jefferson Hosp., Series B, VRDN, 4.00%, 10/1/48  1,750 1,750
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/49  2,800 2,476
Alexandria, Series A, GO, 2.00%, 12/15/39  5,000 3,480
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25  410 410
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 426
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 265
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,500
Alexandria IDA, Episcopal High School, Series A, GO, 3.00%,
7/15/46  7,285 5,531
Alexandria IDA, Episcopal High School, Series C, 3.00%,
1/1/51  6,285 4,519
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (7) 1,995 2,028
Alexandria IDA, Goodwin House, 5.00%, 10/1/45 (Prerefunded
10/1/25) (7) 7,540 7,665
Alexandria IDA, Goodwin House, 5.00%, 10/1/50 (Prerefunded
10/1/25) (7) 1,000 1,017
Alexandria, Capital Improvement, Series C, GO, 3.30%, 7/15/36  1,645 1,523
Alexandria, Capital Improvement, Series C, GO, 3.35%, 7/15/37  2,145 1,961
Arlington County, GO, 4.00%, 6/15/36  6,085 6,255
Arlington County, GO, 5.00%, 6/15/39  7,000 7,742
Arlington County, GO, 5.00%, 6/15/40  1,710 1,862
Arlington County IDA, Park Shirlington Apartments, 5.00%,
1/1/26  5,200 5,267
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  18,855 16,722
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  15,810 14,839
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 806
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  3,500 3,709
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/34  580 580

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/44  5,100 5,101
Capital Region Airport Commission, Series A, 4.00%, 7/1/24  1,000 1,000
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 702
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (4) 175 175
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (4) 1,320 1,325
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (4) 2,180 2,181
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.50%, 7/1/25 (8)(9) 4,290 4,312
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47  10,470 10,470
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  3,875 3,914
Chesapeake Hosp. Auth., Chesapeake Regional Medical,
5.00%, 7/1/31  1,490 1,568
Fairfax County, Series A, GO, 2.00%, 10/1/40  5,000 3,425
Fairfax County, Series A, GO, 4.00%, 10/1/38  4,245 4,352
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/36 (Prerefunded 10/1/24) (7) 7,060 7,221
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/42 (Prerefunded 10/1/24) (7) 4,350 4,449
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/40  1,595 1,571
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  9,000 9,234
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/47  3,900 3,987
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/34 (Prerefunded 4/1/26) (7) 55 56
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/35 (Prerefunded 4/1/26) (7) 4,565 4,615
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/35 (Prerefunded 4/1/26) (7) 1,200 1,212
Fairfax County IDA, Inova Health System, 3.50%, 5/15/39  5,400 4,927
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  7,500 7,364
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  13,160 12,771
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  9,415 9,025
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  10,085 10,085
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  3,200 3,415
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,326
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/37  4,310 4,527

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,179
Fairfax County Sewer, 5.00%, 7/15/44  5,650 5,830
Fairfax County Sewer, Series A, 4.00%, 7/15/51  5,000 4,772
Fairfax County Sewer, Series A, 5.00%, 7/15/46  7,390 7,935
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 4,855
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,348
Fairfax County Water Auth., 5.00%, 4/1/46  5,000 5,134
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 15,400 16,205
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/26  1,000 1,000
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,690 1,690
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/29  1,600 1,600
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  425 425
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,250 1,250
Front Royal & Warren County IDA, Valley Health System,
4.00%, 1/1/50  3,440 3,106
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/29 (Prerefunded 6/15/25) (7) 3,750 3,800
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/30 (Prerefunded 6/15/25) (7) 1,500 1,520
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (7) 2,000 2,027
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/32 (Prerefunded 6/15/25) (7) 5,630 5,705
Halifax County IDA, Series A, VRDN, 3.80%, 12/1/41 (Tender
5/28/27)  2,750 2,730
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  16,965 17,412
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,010 1,917
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  2,850 2,956
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  11,960 12,622
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (7) 2,785 2,995
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/50  6,860 7,167
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26 (4) 1,505 1,469

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (4) 1,565 1,509
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/30 (4) 255 236
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (4) 625 571
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (4) 4,135 3,275
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (4) 4,510 3,235
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  700 643
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 3,354
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,525 3,690
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  3,040 3,091
Henrico County Economic Dev. Auth., Westminster Canterbury
PRO, 5.00%, 10/1/37  1,500 1,542
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/42  1,125 1,173
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  1,590 1,634
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/52  4,735 4,826
Henrico County Water & Sewer, 5.00%, 5/1/42 (Prerefunded
5/1/26) (7) 3,340 3,437
Henrico County, Public Improvement, GO, 3.40%, 8/1/37  4,465 4,059
Isle Wight County IDA, Riverside Health System, 4.75%,
7/1/53 (2) 2,010 2,060
Isle Wight County IDA, Riverside Health System, 5.25%,
7/1/53 (2) 6,805 7,284
James City County Economic Dev. Auth., 4.00%, 6/1/41  3,100 2,612
James City County Economic Dev. Auth., 4.00%, 6/1/47  6,700 5,193
James City County Economic Dev. Auth., Series A, 4.00%,
12/1/35  1,015 958
James City County Economic Dev. Auth., Series A, 4.00%,
12/1/40  1,155 1,005
James City County Economic Dev. Auth., Series A, 4.00%,
12/1/50  1,050 813
James City County Economic Dev. Auth., Series A, 6.75%,
12/1/53  855 925
James City County Economic Dev. Auth., Series A, 6.875%,
12/1/58  2,700 2,931

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
James City County Economic Dev. Auth. Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  500 503
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  850 845
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/38  670 637
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  1,120 1,017
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  2,310 1,989
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/34  2,085 2,203
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/35  1,105 1,168
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/38  1,000 1,048
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,324
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/48  1,500 1,545
Loudoun County, Series A, GO, 1.75%, 12/1/35  7,545 5,610
Loudoun County, Series A, GO, 4.00%, 12/1/39  5,010 5,077
Loudoun County, Series A, GO, 5.00%, 12/1/42  8,980 9,861
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/39  2,125 2,130
Loudoun County Economic Dev. Auth., Series A, 4.00%,
10/1/52  11,820 11,443
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  15,200 4,542
Loudoun County Sanitation Auth., Water & Sewer System,
2.00%, 1/1/40  1,565 1,075
Louisa IDA, Series C, VRDN, 3.80%, 11/1/35 (Tender 5/28/27)  4,250 4,219
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,000 952
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  10,395 9,371
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  5,030 4,623
Madison County IDA, Woodberry Forest School, 3.00%,
10/1/50  11,000 8,085
Manassas, GO, 2.00%, 1/1/38  1,490 1,087
Manassas, GO, 2.00%, 1/1/40  1,700 1,168
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,738
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,007
Newport News, Series A, GO, 3.00%, 2/1/39  1,750 1,483
Newport News, Series A, GO, 3.00%, 2/1/40  1,840 1,535
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  6,060 6,091
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded
10/1/26) (7) 1,050 1,088
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded
10/1/26) (7) 2,300 2,383
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/42  165 156
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/48  5,500 5,228

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  2,325 2,450
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,865 2,866
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 442
Norfolk Water, Series A, 5.25%, 11/1/44  18,250 18,318
Prince Edward County IDA, Hampden Sydney, 4.50%, 9/1/52  1,500 1,435
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,150 3,828
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  4,920 4,150
Richmond, Series A, GO, 4.00%, 9/1/42  3,185 3,190
Richmond, Series A, GO, 4.00%, 9/1/43  2,330 2,330
Richmond Public Utility Revenue, Series A, 3.00%, 1/15/45  1,000 781
Richmond Public Utility Revenue, Series C, 4.00%, 1/15/45  1,000 990
Richmond Public Utility Revenue, Series C, 4.25%, 1/15/53  1,500 1,489
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  10,405 11,407
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 3.00%, 11/1/46  14,595 11,441
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 5.00%, 12/1/39  2,000 2,036
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,217
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/43  1,975 2,155
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/48  2,040 2,189
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,010 2,040
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  670 677
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 354
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25  1,960 1,959
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 3,935
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  7,425 6,844
Univ. of Virginia, Series A, 5.00%, 4/1/38  3,075 3,195
Univ. of Virginia, Series B, 4.00%, 8/1/48  3,530 3,453
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,159
Univ. of Virginia, Series B, 5.00%, 9/1/49  2,050 2,146
Virginia, Series A, GO, 4.00%, 6/1/43  4,615 4,657

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia, Series A, GO, 4.00%, 6/1/44  4,800 4,824
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 5,960
Virginia College Building Auth., 4.00%, 2/1/43  5,000 4,875
Virginia College Building Auth., 5.00%, 2/1/40  2,000 2,195
Virginia College Building Auth., 5.00%, 3/1/49  6,150 6,613
Virginia College Building Auth., 5.00%, 3/1/54  12,055 12,877
Virginia College Building Auth., Series A, 3.00%, 1/15/38  965 812
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,159
Virginia College Building Auth., Series A, 4.00%, 2/1/43  12,000 11,669
Virginia College Building Auth., Series A, 4.00%, 2/1/44  2,540 2,468
Virginia College Building Auth., Series A, 4.00%, 9/1/44  4,685 4,545
Virginia College Building Auth., Series A, 4.00%, 9/1/52  6,570 6,145
Virginia College Building Auth., 21st Century College &
Equipment, 4.00%, 2/1/38  1,165 1,175
Virginia College Building Auth., Univ. of Richmond, 4.00%,
3/1/42 (Prerefunded 6/4/24) (7) 8,010 8,010
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (9) 7,965 8,658
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,620 12,693
Virginia Commonwealth Transportation Board, 4.00%, 5/15/30
(Prerefunded 6/10/24) (7) 7,310 7,310
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31
(Prerefunded 6/10/24) (7) 2,445 2,445
Virginia Commonwealth Transportation Board, 4.00%, 5/15/32
(Prerefunded 6/10/24) (7) 6,860 6,860
Virginia Commonwealth Transportation Board, 4.00%, 5/15/35
(Prerefunded 6/10/24) (7) 8,980 8,980
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  1,000 1,012
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,310
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/37  4,000 3,449
Virginia Commonwealth Univ. Health System Auth., Series A,
4.00%, 7/1/54  6,125 5,622
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 5,193
Virginia HDA, Series A, 4.60%, 9/1/49  2,000 1,958
Virginia HDA, Series B, 2.40%, 3/1/45  2,490 1,616
Virginia HDA, Series C, 4.70%, 7/1/43  1,680 1,683
Virginia HDA, Series D, 4.50%, 8/1/43  2,260 2,222
Virginia HDA, Series E, 5.25%, 10/1/63  5,000 5,085
Virginia HDA, Series E-1, 4.35%, 10/1/44  1,000 978
Virginia HDA, Series E-2, 4.40%, 10/1/44  1,605 1,568

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia HDA, Series E-2, 4.55%, 10/1/49  3,500 3,403
Virginia HDA, Series E-2, 4.60%, 10/1/54  2,000 1,973
Virginia HDA, Series F, 5.35%, 11/1/58  5,905 6,071
Virginia HDA, Series F, 5.40%, 11/1/63  3,000 3,043
Virginia HDA, Series G, 4.90%, 11/1/42  500 516
Virginia HDA, Series G, 5.05%, 11/1/47  1,565 1,627
Virginia HDA, Series G, 5.25%, 11/1/57  4,885 4,964
Virginia HDA, Series G, 5.375%, 11/1/64  4,535 4,640
Virginia HDA, Series I, 2.45%, 11/1/45  1,000 653
Virginia HDA, Series I, 2.55%, 11/1/50  4,680 2,980
Virginia HDA, Series K, 2.55%, 12/1/46  9,950 6,726
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,520
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  8,210 8,216
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30  2,135 2,138
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33  1,920 1,905
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34  2,035 2,022
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.25%,
7/1/48  8,315 9,102
Virginia Public Building Auth., Series 2019A, 4.00%, 8/1/39
(Prerefunded 8/1/29) (7) 10 10
Virginia Public Building Auth., Series 2022A, 4.00%, 8/1/39  6,000 6,076
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 3,485 3,496
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/40  1,530 1,539
Virginia Resources Auth., Series A, 5.00%, 11/1/54  4,700 5,081
Virginia Resources Auth., Series B, 4.75%, 11/1/52  1,000 1,027
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 570
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/30  5,290 5,390
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,508
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,676
Virginia Resources Auth., Unrefunded Balance, Series B,
5.00%, 11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 7/1/31 (1) 5,750 5,725
Virginia Small Business Fin. Auth., 4.00%, 12/1/36  1,330 1,285
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1) 10,000 9,742
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 9,400 9,043
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,360 1,256
Virginia Small Business Fin. Auth., 4.00%, 12/1/41  3,190 2,869
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 11,730 10,385
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  9,105 7,516

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,575
Virginia Small Business Fin. Auth., 5.00%, 12/31/47 (1) 3,375 3,423
Virginia Small Business Fin. Auth., 5.00%, 12/31/57 (1) 11,565 11,620
Virginia Small Business Fin. Auth., Covanta Project, VRDN,
5.00%, 1/1/48 (Tender 7/1/38) (1)(4) 1,700 1,662
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 7,900 7,841
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 2,465 2,592
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35 (1) 3,680 3,869
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,750 2,887
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 2,040 2,129
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,184
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,250 1,197
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  8,025 6,907
Virginia Small Business Fin. Auth., Pure Salmon Virginia,
VRDN, 5.00%, 11/1/52 (Tender 11/15/24) (1) 5,000 5,000
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
6/30/42 (1) 2,375 2,439
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/52 (1) 6,000 6,035
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/36  5,470 5,513
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  5,000 4,992
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 2,000 2,017
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 2,740 2,758
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 13,730 13,749
West Falls CDA, Series A, 5.375%, 9/1/52 (4) 3,750 3,717
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.00%, 7/1/48 (2) 2,715 2,512
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (2) 3,555 3,303
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.375%, 7/1/63 (2) 4,140 3,968
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 2,435 2,604

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 254
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,280
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,280
1,033,347
Total Municipal Securities (Cost $1,280,391) 1,235,937
Total Investments in Securities  98.8%
(Cost $1,280,406) $ 1,235,950
Other Assets Less Liabilities 1.2% 15,559
Net Assets 100.0% $ 1,251,509
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $22,005 and represents 1.8% of net assets.
(5) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(6) Non-income producing
(7) Prerefunded date is used in determining portfolio maturity.
(8) Escrowed to maturity
(9) Insured by National Public Finance Guarantee Corporation
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Virginia Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Virginia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Virginia Tax-Free Bond Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,235,937 $ — $ 1,235,937
Common Stocks 13 — — 13
Total $ 13 $ 1,235,937 $ — $ 1,235,950

T. ROWE PRICE Virginia Tax-Free Bond Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F48-054Q1 05/24